================================================================================

   THE BEDFORD MUNICIPAL
   MONEY MARKET
   PORTFOLIO

   MUNICIPAL
   MONEY MARKET PORTFOLIO
   --------------------------------------------

================================================================================

   SEMI-ANNUAL REPORT
   FEBRUARY 28, 2001

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT



     The impact of the Federal Reserve's restrictive monetary policy became evident in the second half of 2000 as the nation's gross domestic product (GDP) decelerated to 2.2% in the third quarter and to just 1% in the fourth quarter. This marked a sharp slowdown from the 5.2% rate of growth in the first half of 2000. Consumer spending, which accounts for two thirds of GDP, led the slowdown as the year ended. Consumer confidence also weakened in reaction to the spike in energy prices earlier in the year and the extent of the decline in stock market valuations. Finally, corporate profits also deteriorated over the course of the year and earnings short-falls and warning announcements became the norm, well into the first quarter of 2001.

     The municipal money markets saw yields decline over the last two quarters, in tandem with the Fed's rate cuts. Supply and demand also had a strong impact on tax-exempt yields. The fourth quarter of 2000, for example, experienced some of the highest yields of the year as dealer inventories were cleared out before year-end. Assets continued to pour into tax-exempt money funds during the period as the stock market sell-off pumped new cash into the market. Credit quality also became a growing concern during the last six months. The problems with certain California utilities and the health of the Japanese banking system were two widely publicized issues that helped reiterate the importance of high quality investments. RBB Municipal Money Market Portfolio ended February with a 33-day average weighted maturity and assets of $145 million.

                                  BlackRock Institutional Management Corporation (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
MUNICIPAL BONDS--99.1%
ALABAMA--3.7%
Columbia IDA PCR RB AMT Series
   1998 DN (South Trust Bank LOC)+
   3.250% 03/01/01 .............................      $3,700      $  3,700,000
Tuscaloosa County IDA RB Series
   DN AMT 2000 A (SouthTrust Bank
   LOC)+
   3.720% 03/07/01 .............................       1,640         1,640,000
                                                                  ------------
                                                                     5,340,000
                                                                  ------------
FLORIDA--1.4%
Putnam County Development Authority
   PCR RB (National Rural Utilities
   Co-op Seminole Electric Project)
   Series H 1984 MB++
   4.150% 03/15/01 .............................       2,000         2,000,000
                                                                  ------------
GEORGIA--4.3%
Atlanta Water & Wastewater RB
   Municipal Trust Certificate
   Series ZTC-4 MB++
   4.400% 05/01/01 .............................       3,205         3,205,000
Forsyth County Development Authority
   DN (SunTrust Bank LOC)+
   3.500% 03/07/01 .............................       3,000         3,000,000
                                                                  ------------
                                                                     6,205,000
                                                                  ------------
HAWAII--1.4%
Hawaii State Housing Finance &
   Development Corporation Rental
   Housing System RB DN Series
   1990 B (Ind. Bank of Japan LOC)+
   4.000% 03/07/01 .............................       2,000         2,000,000
                                                                  ------------
ILLINOIS--14.1%
Addison, Village Of, Dupage County,
   IDA RB AMT (General Binding Corp.
   Project) 1988 DN (ABN AMRO
   Bank LOC)+
   3.550% 03/07/01 .............................       1,450         1,450,000
Chicago O'Hare International Airport
   RB AMT DN Series ZTC 8+
   3.670% 03/07/01 .............................       4,980         4,980,000


                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
ILLINOIS--(CONTINUED)
Chicago Skyway Toll Bridge RB Municipal
   Trust Certificate ZTC 3 DN (Ambac
   Insurance, ZCM Matched Funding)+
   3.570% 03/07/01 .............................      $1,665      $  1,665,000
Chicago, City Of, IDA RB AMT (Goose
   Island Beer O. Project) DN (ABN
   AMRO Bank LOC)+
   3.870% 03/07/01 .............................       1,900         1,900,000
East Dundee, Kane and Cook Counties,
   IDA RB AMT (Otto Engine Project)
   (ABN AMRO Bank LOC) DN+
   3.600% 03/07/01 .............................         900           900,000
Illinois Development Finance Authority
   PCR RB (Illinois Power Company
   Project) (ABN AMRO Bank LOC) MB++
   3.300% 04/17/01 .............................       2,000         2,000,000
Illinois Development Finance Authority
   Multifamily RB DN P Floats Pt-515
   (Merrill Lynch & Co. Inc. LOC)+
   3.870% 03/07/01 .............................       1,500         1,500,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) MB++
   4.350% 03/07/01 .............................       4,100         4,100,000
Illinois Metropolitan Pier Expo Authority
   Eagle Tax-Exempt Trust Series
   20001306 DN (FGIC Insurance)+
   3.570% 03/07/01 .............................       1,000         1,000,000
Illinois State Sales Tax RB Series O
   (Escrowed To Maturity in U.S.
   Treasuries) MB++
   6.000% 02/28/01 .............................       1,000         1,004,646
                                                                  ------------
                                                                    20,499,646
                                                                  ------------
INDIANA--5.9%
Bremen IDA RB Series 1996 A (Universal
   Bearings, Inc. Project Private
   Placement) DN (Keybank LOC)+
   3.800% 03/07/01 .............................       3,100         3,100,000
Indiana Development Finance Authority
   IDA RB (Enterprise Center II Project)
   DN (Bank One Illinois Key Bank LOC)+
   3.400% 03/07/01 .............................       3,000         3,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
INDIANA--(CONTINUED)
Indiana State Development Finance
   Authority Economic Development
   AMT RB DN (Saroyan Hardwoods
   Inc. Project) (Bank One Funding
   Corp. LOC)+
   3.750% 03/07/01 .............................      $1,400      $  1,400,000
Indiana State Educational Facilities
   Authority BAN Series 2000B
   4.850% 05/03/01 .............................       1,000         1,000,584
                                                                  ------------
                                                                     8,500,584
                                                                  ------------
KENTUCKY--6.1%
Henderson Industrial Building RB AMT
   (Shamrock Technologies) 1997 DN
   (First Union National Bank LOC)+
   3.750% 03/07/01 .............................       2,581         2,581,000
Jefferson County (Atlas Manufacturing
   Industrial Building) RB AMT Series
   1999 DN (Bank One Kentucky LOC)+
   3.750% 03/07/01 .............................       4,200         4,200,000
Kentucky Interlocal School
   Transportation Association TRAN
   Series 2000
   5.000% 06/29/01 .............................       2,000         2,003,776
                                                                  ------------
                                                                     8,784,776
                                                                  ------------
MARYLAND--2.1%
Maryland State Economic Development
   Corp. RB AMT (John Schmitz &
   Sons Inc. Project) DN (Allfirst Bank
   LOC)+
   3.670% 03/07/01 .............................       3,000         3,000,000
                                                                  ------------
MASSACHUSETTS--2.6%
Freetown Lakeville School District
   BAN Series 2001
   3.500% 07/06/01 .............................       3,000         3,001,489
Massachusetts State Health &
   Educational Facilities Authority RB
   Berklee College of Music DN (SBPA
   Credit Suisse LOC)+
   2.900% 03/07/01 .............................         700           700,000
                                                                  ------------
                                                                     3,701,489
                                                                  ------------

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
MICHIGAN--6.4%
Michigan State Strategic Fund
   Saginaw Pro Limited Obligation RB
   Series 2001 AMT DN (Comerica
   Bank Detroit LOC)+
   3.850% 03/07/01 .............................      $3,500      $  3,500,000
Michigan State Strategic Fund Limited
   AMT DN (Banc One LOC)+
   3.750% 03/07/01 .............................       1,700         1,700,000
Michigan State Strategic Fund Limited
   Obligation RB Series 2000 AMT DN
   (Comerica Bank LOC)+
   3.650% 03/07/01 .............................       3,000         3,000,000
Oakland County Economic
   Development Corp. Glass & Mirror
   Limited Obligation RB Series 2000
   AMT DN (Banc One LOC)+
   3.650% 03/07/01 .............................       1,200         1,200,000
                                                                  ------------
                                                                     9,400,000
                                                                  ------------
MINNESOTA--1.8%
Minneapolis GO Notes DN (Bayerische
   Landesbank Girozentrale LOC)+
   3.350% 03/07/01 .............................         300           300,000
Minneapolis GO Bonds Series 2000 A
   DN (Bayerische Landesbank
   Girozentrale LOC)+
   3.350% 03/07/01 .............................         600           600,000
Minneapolis GO Judgment Bonds
   Series 2000 DN (Bayerische
   Landesbank Girozentrale LOC)+
   3.350% 03/07/01 .............................       1,000         1,000,000
Minneapolis GO Bonds Series 1999
   (Convention Center Project) DN
   (Bayerische Hypo-Uno Vereinsbank
   LOC)+
   3.350% 03/07/01 .............................         550           550,000
Minneapolis GO Bonds Series 1994 A
   DN (Bayerische Landesbank Girozentrale
   LOC)+
   3.350% 03/07/01 .............................         150           150,000
                                                                  ------------
                                                                     2,600,000
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
MISSOURI--1.3%
Maries County IDA RB (Kingsford)
   Tax-Exempt Adjustable Mode Solid
   Waste Series 1993 DN (Clorox LOC)+
   3.650% 03/07/01 .............................      $1,900      $  1,900,000
                                                                  ------------
NEBRASKA--2.6%
Lancaster County IDA RB AMT
   (Sun-Husker Foods, Inc. Project) DN
   (Bank of Tokyo LOC)+
   6.500% 03/07/01 .............................       3,800         3,800,000
                                                                  ------------
NEW JERSEY--0.7%
Aberdeen Township BAN
   4.900% 08/16/01 .............................       1,000         1,001,980
                                                                  ------------
NEW YORK--4.4%
New York City Housing Development
   Corp. Multi-Family Rental Housing
   RB DN (FNMA LOC)+
   3.000% 03/07/01 .............................         200           200,000
New York State Housing Finance Agency
   (750 Sixth Avenue Housing) RB AMT
   DN Series 1999 A (FNMA LOC)+
   3.050% 03/07/01 .............................       1,250         1,250,000
New York State Local Government
   Assistance Corp. RB Series 1991 A
   (Pre refunded) MB++
   7.125% 03/07/01 .............................       3,000         3,087,403
Ulster County IDA RB 1998A AMT
   (Viking Industries, Inc. Project) DN
   (Key Corp. Bank N.A. LOC)+
   3.460% 03/07/01 .............................       1,845         1,845,000
                                                                  ------------
                                                                     6,382,403
                                                                  ------------
NORTH CAROLINA--4.2%
Gates County Industrial Facilities PCR RB
   AMT (Coxe-Lewis Project) DN (First
   Union National Bank LOC)+
   3.750% 03/07/01 .............................       1,760         1,760,000
Green County Industrial Facilities PCR
   RB DN (Wachovia LOC)+
   3.600% 03/07/01 .............................         500           500,000


                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
NORTH CAROLINA--(CONTINUED)
Guilford County Industrial Facilities PCR
   RB DN Series 2000 (Bank of America
   LOC)+
   3.650% 03/07/01 .............................      $  800      $    800,000
Iredell County Industrial Facilities PCR
   RB (B and B Fabricators Project)
   Series 1999 DN (Bank America N.A.
   LOC)+
   3.650% 03/07/01 .............................       1,000         1,000,000
Lee County Industrial Facilities PCR RB
   AMT (Var-Arden Corp Project)
   Series 1999 DN (Comerica Bank
   Detroit LOC)+
   3.650% 03/07/01 .............................         200           200,000
Wilkes County Industrial Facilities PCR
   RB AMT (Schas Circular Industries,
   Inc. Project) Series 1997A DN
   (Marine Midland LOC)+
   3.500% 03/07/01 .............................       1,800         1,800,000
                                                                  ------------
                                                                     6,060,000
                                                                  ------------
OHIO--10.7%
Cuyahoga County (Cleveland Gear) IDA
   RB AMT DN Series 1998 (Key Corp.
   Bank N.A. LOC)+
   3.460% 03/07/01 .............................         800           800,000
Forest Park BAN Series 2000
   5.260% 10/11/01 .............................       1,200         1,205,708
Indian Hill Village Economic
   Development RB DN Series 1999
   (Fifth Third Bank LOC)+
   3.250% 03/07/01 .............................       1,000         1,000,000
Jefferson County BAN Series 2000
   4.980% 11/15/01 .............................       2,000         2,002,434
Lebanon BAN Series 2001 Fourth
   Renewal
   3.850% 06/07/01 .............................       1,000         1,001,000
Nordonia Hills BAN Series A
   4.750% 03/20/01 .............................       1,000         1,000,231
North Olmsted BAN Series 2001
   3.750% 07/31/01 .............................       1,000         1,002,687
Ohio State University TECP Series 1999B
   4.100% 04/09/01 .............................       2,500         2,500,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
OHIO--(CONTINUED)
Olmsted Falls BAN Series 2000
   4.700% 10/26/01 .............................      $  650      $    651,017
Perry County BAN Series 2000
   4.750% 04/20/01 .............................       1,385         1,385,648
Sidney City School District BAN
   Series 2001
   3.920% 08/07/01 .............................       1,000         1,002,247
Trumbull County IDA RB Series 1995
   DN (Society National Bank LOC)+
   3.460% 03/07/01 .............................       2,030         2,030,000
                                                                  ------------
                                                                    15,580,972
                                                                  ------------
OKLAHOMA--0.9%
Oklahoma County Finance Authority IDA
   RB AMT (Southwest Electric Co.
   Project) Series 1998 DN (Bank One
   Oklahoma LOC)+
   3.750% 03/07/01 .............................       1,320         1,320,000
                                                                  ------------
PUERTO RICO--0.1%
Puerto Rico Government Development
   Bank Series 1985 DN (MBIA
   Insurance; Credit Suisse SBPA)+
   1.900% 03/07/01 .............................         100           100,000
                                                                  ------------
SOUTH CAROLINA--1.5%
Charleston County GO Bonds
   Series 2001B MB++
   6.500% 03/07/01 .............................       1,200         1,233,425
Lexington County School District TAN
   Series 2000
   5.000% 04/12/01 .............................       1,000         1,000,717
                                                                  ------------
                                                                     2,234,142
                                                                  ------------
TENNESSEE--5.7%
City of Jackson IDA RB (Quadion
   Corporation Project) AMT DN
   (Suntrust Bank, N.A. LOC)+
   3.650% 03/07/01 .............................       2,600         2,600,000
Morristown IDA AMT (Petoskey Plastic
   Project) DN (Comerica Bank LOC)+
   3.750% 03/07/01 .............................       5,735         5,735,000
                                                                  ------------
                                                                     8,335,000
                                                                  ------------


                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
TEXAS--10.5%
Austin Airport System Revenue
   Financial Sevices Department AMT
   First Union 2A-7 Merlots
   Series 2000 J (MBIA Insurance) DN+
   3.350% 03/07/01 .............................      $3,000      $  3,000,000
Austin Electric Utility RB DN (Financial
   Security Assurance LOC)+
   3.560% 03/07/01 .............................       1,000         1,000,000
Denton IDA AMT (Hartzell
   Manufacturing Inc. Project) DN
   (National City Bank of Cleveland LOC)+
   3.800% 03/07/01 .............................       1,300         1,300,000
Haltom City IDA RB AMT DN 1995
   (ABN AMRO LOC)+
   3.280% 03/07/01 .............................       1,000         1,000,000
Harris County Sub Lien Toll Road
   Service RB AMT DN Series 1994-C
   (Morgan Guaranty LOC)+
   3.100% 03/07/01 .............................         300           300,000
Harris County Toll Road Unlimited
   Tax RB Series 4F DN (Morgan
   Guaranty LOC)+
   3.100% 03/07/01 .............................         200           200,000
Port Arthur Navigation District
   Environmental Facilities RB
   (Motiva Enterprises Project) DN+
   3.450% 03/07/01 .............................       2,500         2,500,000
Texas State Municipal Trust Certification
   ZTC 5 College Student Loan RB AMT
   DN Series 2000 (ZCM Matched
   Funding LOC)+
   3.670% 03/07/01 .............................       5,990         5,990,000
                                                                  ------------
                                                                    15,290,000
                                                                  ------------
UTAH--0.6%
Salt Lake City Flexible Rate RB DN
   (Pooled Hospital Financing
   Program) (West Landesbank LOC)+
   3.150% 03/07/01 .............................         900           900,000
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
VIRGINIA--3.5%
Dinwiddie County IDA RB AMT DN
   (Chaparrel Facility) Series 1999A
   (Bank of America LOC)+
   3.250% 03/07/01 .............................      $  700      $    700,000
Metro Washington DC Airport Authority
   AMT TECP
   3.250% 07/13/01 .............................       4,000         4,000,000
Smyth County IDA RB (Summit
   Properties Project) AMT DN (Fifth
   Third Bank LOC)+
   3.700% 03/07/01 .............................         400           400,000
                                                                  ------------
                                                                     5,100,000
                                                                  ------------
WASHINGTON--0.7%
Port Seattle RB Series D MB++
   5.500% 02/01/02 .............................       1,000         1,019,344
                                                                  ------------
WISCONSIN--1.2%
Beloit School District TRAN Series 2000
   4.550% 10/26/01 .............................         500           500,157
Mequon, City of, IDA RB AMT (Johnson
   Level GRW Investment Project) DN
   (Bank One Wisconsin LOC)+
   3.750% 03/07/01 .............................       1,180         1,180,000
                                                                  ------------
                                                                     1,680,157
                                                                  ------------
WYOMING--0.7%
Wyoming County Development Authority
   Housing RB 1999 Series 5 MB++
   4.250% 08/01/01 .............................       1,000         1,000,249
                                                                  ------------
     TOTAL MUNICIPAL BONDS
       (Cost $143,735,742) .....................                   143,735,742
                                                                  ------------
TOTAL INVESTMENTS AT VALUE--99.1%
   (Cost $143,735,742*) ........................                   143,735,742
                                                                  ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.9% ........................                     1,331,693
                                                                  ------------
NET ASSETS--100.0% .............................                  $145,067,435
                                                                  ============

*   Also cost for Federal income tax purposes.

+ Variable Rate Demand Notes -- The interest rate shown is the rate as of February 28, 2001 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

++  Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS

AMT .....................................................Alternative Minimum Tax
BAN ......................................................Bond Anticipation Note
DN ..................................................................Demand Note
GO ..........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB ...............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB .................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP ................................................Tax Exempt Commercial Paper
TRAN ..........................................Tax and Revenue Anticipation Note
ZTC ....................................................Zurich Trust Certificate

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                           MUNICIPAL
                                                         MONEY MARKET
                                                           PORTFOLIO
                                                         ------------
Investment Income
   Interest ............................................   $2,937,745
                                                           ----------
Expenses
   Investment advisory fees ............................      245,031
   Distribution fees ...................................      455,111
   Transfer agent fees .................................       11,085
   Printing fees .......................................       43,314
   Custodian fees ......................................       18,895
   Registration fees ...................................       43,450
   Legal fees ..........................................        6,882
   Directors' fees .....................................        3,326
   Insurance expense ...................................        1,430
   Audit fees ..........................................        2,754
   Service organization fees ...........................           --
   Miscellaneous .......................................        1,014
   Administration fees .................................       70,009
                                                           ----------
                                                              902,301

   Less fees waived ....................................     (257,565)
   Less expense reimbursement by advisor ...............      (14,164)
                                                           ----------
        Total expenses .................................      630,572
                                                           ----------
Net investment income ..................................    2,307,173
                                                           ----------
Realized gain (loss) on investments ....................      (11,120)
                                                           ----------
Net increase in net assets resulting from operations ...   $2,296,053
                                                           ----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                       MUNICIPAL MONEY
                                                       MARKET PORTFOLIO
                                            ------------------------------------
                                                FOR THE             FOR THE
                                            SIX MONTHS ENDED       YEAR ENDED
                                            FEBRUARY 28, 2001    AUGUST 31, 2000
                                            -----------------    ---------------
                                               (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ...............       $  2,307,173       $   6,958,598
  Net gain (loss) on investments ......            (11,120)                 --
                                              ------------       -------------
  Net increase in net assets
    resulting from operations .........          2,296,053           6,958,598
                                              ------------       -------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ....................         (2,303,985)         (3,912,970)
    Cash Preservation shares ..........             (3,188)             (6,360)
    Janney Montgomery Scott shares ....                 --          (3,039,268)
                                              ------------       -------------
      Total Dividends to
        shareholders ..................         (2,307,173)         (6,958,598)
                                              ------------       -------------
Net capital share transactions (Note 3)         22,789,394        (142,742,303)
                                              ------------       -------------
Total increase/(decrease) in net assets         22,778,274        (142,742,303)
Net Assets:
  Beginning of period .................        122,289,161         265,031,464
                                              ------------       -------------
  End of period .......................       $145,067,435       $ 122,289,161
                                              ============       =============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               MUNICIPAL MONEY MARKET PORTFOLIO
                                                                 ------------------------------------------------------------------
                                                                   FOR THE                  FOR THE               FOR THE
                                                                 SIX MONTHS                  YEAR                  YEAR
                                                                    ENDED                    ENDED                 ENDED
                                                                 FEBRUARY 28,              AUGUST 31,            AUGUST 31,
                                                                     2001                     2000                 1999
                                                                   --------                 --------              --------
                                                                 (UNAUDITED)
Net asset value, beginning of year or period ..........            $   1.00                 $   1.00              $   1.00
                                                                   --------                 --------              --------
Income from investment operations:
  Net investment income ...............................              0.0164                   0.0301                0.0243
                                                                   --------                 --------              --------
   Total from investment operations ...................              0.0164                   0.0301                0.0243
                                                                   --------                 --------              --------
Less distributions
  Dividends (from net investment income) ..............             (0.0164)                 (0.0301)              (0.0243)
                                                                   --------                 --------              --------
   Total distributions ................................             (0.0164)                 (0.0301)              (0.0243)
                                                                   --------                 --------              --------
Net asset value, end of year or period ................            $   1.00                 $   1.00              $   1.00
                                                                   ========                 ========              ========
  Total Return ........................................              1.65(b)                   3.05%                 2.46%

Ratios /Supplemental Data
  Net assets, end of year or period (000) .............            $144,878                 $131,201              $150,278
  Ratios of expenses to average net assets ............           .90%(c)(d)                  .89%(c)               .89%(c)
  Ratios of net investment income to average net assets             3.29%(d)                   2.98%                 2.43%


                                                                  MUNICIPAL MONEY MARKET PORTFOLIO
                                                                  ----------------------------------
                                                                     FOR THE               FOR THE
                                                                      YEAR                  YEAR
                                                                      ENDED                 ENDED
                                                                    AUGUST 31,            AUGUST 31,
                                                                       1998                  1997
                                                                     --------              --------
Net asset value, beginning of year or period ..........              $   1.00              $   1.00
                                                                     --------              --------
Income from investment operations:
  Net investment income ...............................                0.0286                0.0285
                                                                     --------              --------
   Total from investment operations ...................                0.0286                0.0285
                                                                     --------              --------
Less distributions
  Dividends (from net investment income) ..............               (0.0286)              (0.0285)
                                                                     --------              --------
   Total distributions ................................               (0.0286)              (0.0285)
                                                                     --------              --------
Net asset value, end of year or period ................              $   1.00              $   1.00
                                                                     ========              ========
  Total Return ........................................                 2.97%                 2.88%

Ratios /Supplemental Data
  Net assets, end of year or period (000) .............              $147,633              $213,034
  Ratios of expenses to average net assets ............                .89%(c)               .85%(c)
  Ratios of net investment income to average net assets                 2.86%                 2.85%

(a) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.26% for the six months ended February 28, 2001, 1.21%, 1.15%, 1.15% and 1.14% for the years ended August 31, 2000, 1999, 1998 and
    1997, respectively.

(d) Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 15.98 billion shares are currently classified into ninety-four classes. Each class represents an interest in one of fourteen investment portfolios of the Fund. The classes have been grouped into thirteen separate "families", eight of which have begun investment operations: the Bedford Family, the Sansom Street Family, the Cash Preservation Family, the Principal Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Bedford Family represents interests in one portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolio described herein.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

                PORTFOLIO                        ANNUAL RATE
     ----------------------       ---------------------------------------------
     Municipal Money Market       .35% of first $250 million of net assets;
       Portfolio                  .30% of next $250 million of net assets;
                                  .25% of net assets in excess of $500 million.


     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within the portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2001, advisory fees and waivers for the investment portfolio were as follows:


                                            GROSS                                              NET
                                          ADVISORY                                          ADVISORY
                                             FEE                      WAIVER                   FEE
                                          --------                  ----------              --------
Municipal Money Market Portfolio          $245,031                  $(241,612)               $3,419

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the six months ended February 28, 2001, other expenses reimbursed were $14,164, for the Municipal Money Market Portfolio.

     In addition, PFPC Trust Co. serves as custodian for each of the Fund's portfolios. PFPC, Inc. ("PFPC") serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2001, no fees were waived. Transfer agency fees were as follows:


                                                                              TRANSFER AGENCY
                                                                                    FEE
                                                                              ---------------
            Municipal Money Market Portfolio
                Bedford Class                                                    $10,704
                Cash Preservation Class                                              381
                                                                                 -------
                    Total Municipal Money Market Portfolio                       $11,085
                                                                                 =======

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Portfolio. For the six months ended February 28, 2001, the administration fee and waiver for the portfolio were as follows:


                                                       GROSS                                          NET
                                                    ADMINISTRATION                              ADMINISTRATION
                                                          FEE                 WAIVER                  FEE
                                                    --------------           ---------          --------------
          Municipal Money Market Portfolio              $70,009              $(15,953)             $54,056

     The Fund on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with PFPC Distributors Inc. ("PFPC Distributors"). PFPC Distributors is a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

     The contracts provide for each class to make payments, based on average net assets to PFPC Distributors of up to .65% on an annual basis for the Bedford, Cash Preservation, and Principal Classes and up to .20% on an annualized basis for the Sansom Street Class. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as the Fund's distributor pursuant to the same compensation arrangement as PFPC Distributors.

     For the period September 1, 2000 through January 1, 2001, distribution fees paid to PDI were as follows:

                                                                DISTRIBUTION
                                                                     FEE
                                                                ------------
    Municipal Money Market Portfolio
        Bedford Class                                             $296,131
        Cash Preservation Class                                        270
                                                                  --------
            Total Municipal Money Market Portfolio                $296,401
                                                                  ========

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the period January 2, 2001 through February 28, 2001, distribution fees paid to PFPC Distributors were as follows:

                                                                DISTRIBUTION
                                                                     FEE
                                                                ------------
       Municipal Money Market Portfolio
           Bedford Class                                           $158,587
           Cash Preservation Class                                      123
                                                                   --------
               Total Municipal Money Market Portfolio              $158,710
                                                                   ========

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:


                                                     MUNICIPAL MONEY MARKET PORTFOLIO
                                                  --------------------------------------
                                                      FOR THE               FOR THE
                                                   SIX MONTHS ENDED         YEAR ENDED
                                                  FEBRUARY 28, 2001      AUGUST 31, 2000
                                                  -----------------      ---------------
                                                     (UNAUDITED)
                                                        VALUE                  VALUE
                                                    -------------         -------------
Shares sold:
    Bedford Class                                   $ 161,376,135         $ 240,430,505
    Cash Preservation Class                                43,985                62,468
    Janney Montgomery Scott Class*                             --           389,880,620
                                                    -------------         -------------
       Total Shares Sold                              161,420,120           630,373,593
 Shares issued on reinvestment of dividends:
    Bedford Class                                       2,320,124             3,875,706
    Cash Preservation Class                                 3,176                 6,129
    Janney Montgomery Scott Class*                             --             3,013,665
                                                    -------------         -------------
       Total Shares Reinvested                          2,323,300             6,895,500
Shares repurchased:
    Bedford Class                                    (140,896,786)         (272,492,533)
    Cash Preservation Class                               (57,240)              (83,714)
    Janney Montgomery Scott Class*                             --          (507,435,149)
                                                    -------------         -------------
       Total Shares Repurchased                      (140,954,026)         (780,011,396)
                                                    -------------         -------------
Net increase (decrease)                             $  22,789,394         $(142,742,303)
                                                    =============         =============
Bedford Shares authorized                             500,000,000           500,000,000
                                                    =============         =============

* The Janney  Montgomery  Scott Class of shares was  liquidated  on July 31,
  2000.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)


NOTE 4. NET ASSETS

     At February 28, 2001, net assets consisted of the following:

                                                                 MUNICIPAL
                                                                MONEY MARKET
                                                                 PORTFOLIO
                                                                ------------
Paid-in capital                                                 $145,097,048
Accumulated net realized gain/(loss) on investments                  (29,613)
                                                                ------------
   Total net assets                                             $145,067,435
                                                                ============

NOTE 5. CAPITAL LOSS CARRYOVER

     At August 31, 2000 capital loss carryovers were available to offset future realized gains as follows: $18,493 in the Municipal Money Market Portfolio of which, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005, and $3,055 expires in 2006.